Non-Current Liabilities - US Warrant Liability (Tables)	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Schedule of US Warrant Non-Current Liabilities

	Consolidated
	June 30, 2022	June 30, 2021
	A$	A$
Opening balance	722,966	949,600
Fair value movements	(591,070)	8,663,013
Exercising of warrants*	—	(8,889,647)

Closing Balance **	131,896	722,966

*
During the year, US investors exercised 3,427,211 warrants at an exercise price of US$ 2.49 each. Immutep received US$8.5 million (A$11.3 million) cash payment in total. In total, 206,507 warrants from the warrant issuance in July 2017 remain unexercised at the reporting date. All of the warrants which were issued in December 2018 were exercised during the fiscal year 2021.

**
Balance as at June 30, 2022 is presented as current liability since the US Warrants will expire on January 5, 2023, i.e. within 12 months. Balance as at June 30, 2021 is presented as non-current
liability since it was due to expire after 12 months from balance sheet date of June 30, 2021.

Summary of Fair Value of Warrants
The following assumptions were based on observable market conditions that existed at the issue date and at June 30, 2022:
July 2017 warrants

Assumption	At issue date	At June 30, 2022	Rationale

Historic volatility	58.0%	100.43%	Based on 12-month historical volatility data for the Company
Exercise price	US$2.50	US$2.49*	As per subscription agreement
Share price	US$2.17	US$2.03	Closing share price on valuation date from external market source
Risk-free interest rate	1.93%	2.44%	Based on the US Government securities yields which match the term of the warrant
Dividend yield	0.0%	0.0%	Based on the Company’s nil dividend history
Fair value per warrant	US$1.0716	US$0.4400
	A$1.3962	A$0.6387	Determined using Black-Scholes models with the inputs above
Fair value	A$2,755,375	A$131,896	Fair value of 1,973,251 warrants as at issue date and fair value of 206,507 warrants at June 30, 2022

*	Exercising price has been adjusted as per anti- dilutio n clause in the share purchase agreement.